SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail Textuals) - USD ($)	6 Months Ended		12 Months Ended
	Feb. 28, 2019	Feb. 28, 2018	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016
Accounting Policies [Abstract]
Method of depreciation			Straight-line method
Cash and cash equivalents	$ 457,328	$ 525,107	$ 337,424	$ 572,775	$ 3,590
Stock based compensation	$ 83,355	$ 156,001	$ 290,004	$ 3,332